Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]		Legal reserves [member]	Share premium [member]	Currency translation adjustment [member]	Other reserves [member]		Retained earnings [member]		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2015	$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (1,006,767)	$ (298,682)	[2]	$ 11,110,469		$ 11,713,344	$ 152,712	$ 11,866,056
Statement Line Items [Line Items]
Income for the year		[1]					[2]	55,298		55,298	3,441	58,739
Currency translation adjustment		[1]			37,339		[2]			37,339	(152)	37,187
Remeasurements of post employment benefit obligations, net of taxes		[1]				(1,781)	[2]			(1,781)	(209)	(1,990)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		[1]				(7,573)	[2]			(7,573)	25	(7,548)
From other comprehensive income of non-consolidated companies		[1]			3,473	(5,054)	[2]			(1,581)		(1,581)
Other comprehensive loss for the year		[1]			40,812	(14,408)	[2]			26,404	(336)	26,068
Total comprehensive income (loss) for the year		[1]			40,812	(14,408)	[2]	55,298		81,702	3,105	84,807
Acquisition and other changes in non-controlling interests		[1]				2	[2]			2	(1,073)	(1,071)
Dividends paid in cash		[1]					[2]	(507,631)		(507,631)	(29,089)	(536,720)
Balance at Dec. 31, 2016	1,180,537	[1]	118,054	609,733	(965,955)	(313,088)	[2]	10,658,136		11,287,417	125,655	11,413,072
Statement Line Items [Line Items]
Income for the year		[1]					[2]	544,737		544,737	(8,348)	536,389
Currency translation adjustment		[1]			151,080		[2]			151,080	682	151,762
Remeasurements of post employment benefit obligations, net of taxes		[1]				(7,423)	[2]			(7,423)	126	(7,297)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		[1]				4,549	[2]			4,549	(24)	4,525
From other comprehensive income of non-consolidated companies		[1]			(9,548)	136	[2]			(9,412)		(9,412)
Other comprehensive loss for the year		[1]			141,532	(2,738)	[2]			138,794	784	139,578
Total comprehensive income (loss) for the year		[1]			141,532	(2,738)	[2]	544,737		683,531	(7,564)	675,967
Acquisition and other changes in non-controlling interests		[1]				(4,743)	[2]			(4,743)	4,694	(49)
Dividends paid in cash		[1]					[2]	(484,020)		(484,020)	(24,000)	(508,020)
Balance (Previously stated [member]) at Dec. 31, 2017	1,180,537	[1]	118,054	609,733	(824,423)	(320,569)	[2]	10,718,853		11,482,185	98,785	11,580,970
Balance at Dec. 31, 2017	1,180,537	[3]	118,054	609,733	(824,423)	(320,569)	[4]	10,718,853	[5]	11,482,185	98,785	11,580,970
Changes in accounting policies (Section II AP) at Dec. 31, 2017		[3]				2,786	[4]	5,220	[5]	8,006	12	8,018
Balance at Dec. 31, 2017	1,180,537	[3]	118,054	609,733	(824,423)	(317,783)	[4]	10,724,073	[5]	11,490,191	98,797	11,588,988
Statement Line Items [Line Items]
Income for the year		[3]					[4]	876,063	[5]	876,063	(2,163)	873,900
Currency translation adjustment		[3]			(96,673)		[4]		[5]	(96,673)	(243)	(96,916)
Remeasurements of post employment benefit obligations, net of taxes		[3]				6,135	[4]		[5]	6,135	(104)	6,031
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		[3]				(6,673)	[4]		[5]	(6,673)	6	(6,667)
From other comprehensive income of non-consolidated companies		[3]			1,848	(3,987)	[4]		[5]	(2,139)		(2,139)
Other comprehensive loss for the year		[3]			(94,825)	(4,525)	[4]		[5]	(99,350)	(341)	(99,691)
Total comprehensive income (loss) for the year		[3]			(94,825)	(4,525)	[4]	876,063	[5]	776,713	(2,504)	774,209
Acquisition and other changes in non-controlling interests		[3]				(2)	[4]		[5]	(2)	(22)	(24)
Dividends paid in cash		[3]					[4]	(484,020)	[5]	(484,020)	(3,661)	(487,681)
Balance at Dec. 31, 2018	$ 1,180,537	[3]	$ 118,054	$ 609,733	$ (919,248)	$ (322,310)	[4]	$ 11,116,116	[5]	$ 11,782,882	$ 92,610	$ 11,875,492

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2017 and 2016 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interest that do not result in a loss of control, the remeasurement of post-employment benefit obligations and the changes in value of cash flow hedges and in available for sale financial instruments.
[3]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[4]	Other reserves include mainly the result of transactions with non-controlling interest that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and in financial instruments measured at fair value through other comprehensive income.
[5]	The Distributable Reserve and Retained Earnings calculated according to Luxembourg Law are disclosed in Note 24.